Income Taxes - Income Taxes - Details of Tax Attributed Related to Net Operating Losses, Credits And Capital Losses (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Gross Attribute Amount
U.S. net operating losses	$ 1.0
Foreign net operating losses	45.5
State net operating losses	204.6
Federal credits	0.0
State credits	0.0
Federal capital loss	586.9
State capital loss	586.9
Net Attribute Amount
U.S. net operating losses	0.2
Foreign net operating losses	11.5
State net operating losses	6.8
Federal credits	14.1
State credits	15.4
Federal capital loss	123.2
State capital loss	26.1
Other	4.4
Total	$ 201.7	$ 43.9